LIQUIDITY	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Liquidity
LIQUIDITY

NOTE 2. LIQUIDITY

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements - Going Concern (ASC 205-40) requires management to assess an entity’s ability to continue as a going concern within one year of the date of the financial statements are issued. In each reporting period, including interim periods, an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

On March 8, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Ladenburg Thalmann & Co. Inc., as representative (the “Representative”) of the underwriters named therein (collectively, the “Underwriters”), relating to an underwritten public offering (the “March 2023 Offering”) of shares of the Company’s Common Stock (the “March Shares”) and warrants to purchase shares of Common Stock (the “March Warrants”). Each of the March Shares was sold in combination with an accompanying one-third Warrant. The combined purchase price for each March Share and accompanying March Warrant was $3.90 and the Underwriters agreed to purchase 569,560 March Shares and March Warrants to purchase 170,868 shares of common stock. On March 9, 2023, the Representative fully exercised an over-allotment option under the Underwriting Agreement and purchased an additional 85,430 March Shares and additional March Warrants to purchase 25,629 shares of Common Stock. The March 2023 Offering closed on March 10, 2023.

The March 2023 Offering was made pursuant to an effective shelf registration statement on Form S-3, which was filed with the SEC on April 8, 2022. The gross proceeds, before deducting underwriting discounts and commissions and other March 2023 Offering expenses, was approximately $2.55 million. As part of the Representative’s compensation, the Company issued to the Representative unregistered warrants (the “Representative’s Warrants”) to purchase 32,750 shares of common stock, which warrants have an exercise price of $4.875 per share (125% of the public offering price per share and accompanying warrant) and will terminate on March 8, 2028. The March Warrants have, (i) an exercise price of $3.90 per share of Common Stock, (ii) a cashless exercise option for a net number of shares of Common Stock determined according to the formula set forth in the March Warrant or (iii) an alternate cashless exercise option (beginning on or after the initial exercise date), to receive an aggregate number of shares of Common Stock equal to the product of (x) the aggregate number of shares of Common Stock that would be issuable upon a cash exercise and (y)1.00. Each whole March Warrant entitles the holder thereof to purchase 1 share of Common Stock. The March Warrants are exercisable upon issuance and will expire on March 10, 2028. The exercise price and the number of shares of Common Stock issuable upon exercise of the March Warrants is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Common Stock.

On December 21, 2022, the Company entered into a Securities Purchase Agreement (the “December 2022 Purchase Agreement”) with 14 investors (the “Series D Investors”), pursuant to which the Company agreed to issue and sell to the Series D Investors in a Regulation S private placement (the “December 2022 Private Placement”) (i) 176,462 shares of the Company’s Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), with each share of Series D Preferred Stock convertible into 0.15 shares of Common Stock (subject to adjustment upon the occurrence of specified events); and (ii) 529,386 warrants (the “Series D Warrants”), with each Series D Warrants representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). An additional 26,469 warrants to purchase shares of common stock were issued to Winx Capital Pty Ltd., the placement agent for the December 2022 Private Placement (the “Winx Warrants”), with each Winx Warrant representing the right to purchase 0.05 shares of common stock (subject to adjustment upon the occurrence of specified events). The Series D Warrants have an exercise price of $5.80 per share (subject to adjustment) and expire June 22, 2028. The Winx Warrants have an exercise price of $10.40 per share (subject to adjustment) and expire five years following the effective date of a registration statement covering the resale of common stock underlying the Series D Preferred Stock acquired by the Series D Investors. The Series D Preferred Stock and Series D Warrants were sold together as a unit (“Unit”), with each Unit consisting of one share of Series D Preferred Stock and three Series D Warrants. The purchase price for the Units was $1.25 per Unit. The Unit offering price and the Series D Warrants exercise price were priced above the Nasdaq “Minimum Price” as that term is defined in Nasdaq Rule 5635(d)(1). The shares of Series D Preferred Stock are convertible into an aggregate of 26,464 shares of Common Stock following shareholder approval of such conversion and without the payment of additional consideration. The Series D Warrants are exercisable for an aggregate of 26,478 shares of Common Stock and the Winx Warrants are exercisable for an aggregate of 1,324 shares of Common Stock. The December 2022 Private Placement closed on December 22, 2022. See Note 21 for information and disclosures relating to the conversion of the Series D Preferred Stock.

The Company is an emerging growth company and has not generated sufficient revenues to date. As such, the Company is generally subject to the risks associated with emerging growth companies. Since inception, the Company has incurred losses and negative cash flows from operating activities. The Company does not expect to generate positive cash flows from operating activities in the near future until such time, if at all, the Company completes the development process of its products, including regulatory approvals, and thereafter, begins to commercialize and achieve substantial acceptance in the marketplace for the first of a series of products in its medical device portfolio.

The Company incurred a net loss of $6,343,906 and $7,972,799 for the three and nine months ended March 31, 2023, respectively (net loss of $1,335,246 and $6,227,896 for the three and nine months ended March 31, 2022). As of March 31, 2023, the Company has shareholders’ equity of $5,926,846, working capital of $887,136, and an accumulated deficit of $39,148,652.

In the near future, the Company anticipates incurring operating losses and does not expect to generate positive cash flows from operating activities and may continue to incur operating losses until it completes the development of its products and seek regulatory approvals to market such products.

The Company has evaluated whether there are conditions and events, considered in the aggregate, that raise a substantial doubt about its ability to continue as going concern within one year after the date of release of the condensed consolidated financial statements. The Company expects that its cash and cash equivalents as of March 31, 2023, of $2,280,544, will be insufficient to allow the Company to fund its current operating plan through at least the next twelve months from the issuance of these financial statements. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date these financial statements are issued. Accordingly, the Company will be required to raise additional funds during the next 12 months. The Company is currently evaluating raising additional funds through private placements and/or public equity financing. However, there can be no assurance that, in the event that the Company requires additional financing, such financing will be available on terms which are favorable to the Company, or at all. If the Company is unable to raise additional funding to meet its working capital needs in the future, it will be forced to delay or reduce the scope of its research programs and/or limit or cease its operations. In addition, the entity may be unable to realize its assets and discharge its liabilities in the normal course of business. Accordingly, these factors raise substantial doubt about the Company’s ability to continue as a going concern unless it can successfully raise additional capital.

The Company’s unaudited condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.

NOTE 2. LIQUIDITY

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements - Going Concern (ASC 205-40) requires management to assess an entity’s ability to continue as a going concern within one year of the date of the financial statements are issued. In each reporting period, including interim periods, an entity is required to assess conditions known and reasonably knowable as of the financial statement issuance date to determine whether it is probable an entity will not meet its financial obligations within one year from the financial statement issuance date. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate it is probable the entity will be unable to meet its financial obligations as they become due within one year after the date the financial statements are issued.

The Company is an emerging growth company and has not generated any revenues to date. As such, the Company is subject to all of the risks associated with emerging growth companies. Since inception, the Company has incurred losses and negative cash flows from operating activities. The Company does not expect to generate positive cash flows from operating activities in the near future until such time, if at all, the Company completes the development process of its products, including regulatory approvals, and thereafter, begins to commercialize and achieve substantial acceptance in the marketplace for the first of a series of products in its medical device portfolio.

The Company incurred a net loss of $8,306,051 for the year ended June 30, 2022 (net loss of $7,037,286 for the year ended June 30, 2021). As of June 30, 2022, the Company had shareholders’ equity of $6,545,771, working capital of $6,204,989, and an accumulated deficit of $31,175,853.

In the near future, the Company anticipates incurring operating losses and does not expect to experience positive cash flows from operating activities and may continue to incur operating losses until it completes the development of its products and seeks regulatory approvals to market such products.

The Company has evaluated whether there are conditions and events, considered in agreement that raise the substantial doubt about its ability to continue as going concern within one year after the date of signing of the consolidated financial statements. The Company expects that its cash and cash equivalents as of June 30, 2022, of $8.23 million, may be insufficient to allow the Company to fund its current operating plan through at least the next twelve months from the issuance of these financial statements, taking into the accounts the proposed acquisition of Intelligent Fingerprinting Limited (IFP). Should revenue not be generated during this period to cover expenses, then these conditions may raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date these financial statements are issued. Accordingly, it appears that the Company may be required to raise additional funds during the next 12 months. The company is currently evaluating potential raising additional funds through private placements and or public equity financing. However, there can be no assurance that, in the event that the Company requires additional financing, such financing will be available on terms which are favorable to us, or at all. If we are unable to raise additional funding to meet our working capital needs in the future, we will be forced to delay or reduce the scope of our research programs and/or limit or cease our operations. Accordingly, there appears to be substantial doubt about our ability to continue as a going concern unless we can successfully raise additional capital. The report from our independent registered public accounting firm for the year ended June 30, 2022, includes an explanatory paragraph stating that our losses from operations and required additional funding to finance our operations may raise substantial doubt about our ability to continue as a going concern for a period of one year after the date the financial statements are issued.

Company’s consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Company be unable to continue as a going concern.